DISCONTINUED OPERATIONS	3 Months Ended
Mar. 31, 2020
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

3. DISCONTINUED OPERATIONS

Divestiture of 2C intra-regional business and loan-facilitation related service

On July 12, 2019 and September 30, 2019, the Company entered into a binding term sheet and definitive agreements with Golden Pacer relating to the divestiture of its entire 2C intra-regional business and loan facilitation related service, respectively. On April 23, 2020, the Company entered into supplemental agreements with Golden Pacer to modify and supplement certain terms and conditions in connection with the divestiture. Pursuant to the series of agreements, the Company has divested its entire 2C intra-regional business to Golden Pacer and ceased to provide loan facilitation related guarantee starting from the three months ended December 31, 2019.

Results of the discontinued operations of 2C intra-regional business and loan facilitation related service were as follows:

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Revenues
To consumers
Transaction facilitation revenue	230,250	481,055	391,447	—
Loan facilitation revenue	944,406	1,568,705	1,141,981	—
Total revenues	1,174,656	2,049,760	1,533,428	—

Cost of revenues	(478,137)	(427,548)	(296,347)	—
Gross profit	696,519	1,622,212	1,237,081	—

Operating expenses
Sales and marketing	(1,758,892)	(1,010,446)	(1,018,483)	—
Research and development	(201,082)	(185,488)	(155,168)	—
General and administrative	(99,361)	(504,066)	(486,098)	—
Gains/(losses) from guarantee liabilities	444	2,483	(168,212)	—
Impairment for net assets transferred	—	—	—	(407,709)
Total operating expenses	(2,058,891)	(1,697,517)	(1,827,961)	(407,709)

Loss from operations	(1,362,372)	(75,305)	(590,880)	—
Interest income, net	(32,218)	(81,128)	(14,355)	—
Other expenses, net	(12,552)	(14,965)	(4,468)	—
Foreign exchange gain	1,104	—	534	—
Loss from discontinued operations before income tax expense	(1,406,038)	(171,398)	(609,169)	(407,709)
Income tax expense	(359)	(12,941)	(2,992)	—
Net loss from discontinued operations	(1,406,397)	(184,339)	(612,161)	(407,709)

In the three months ended December 31, 2019, the Company transferred the legal titles of assets and liabilities in relation to the historically-facilitated loans for XW bank to Golden Pacer as one of the pre-closing conditions with no consideration exchanged. The transaction contemplated under the definitive and supplemental agreements was closed upon the signing of the supplemental agreements on April 23, 2020. Due to the legal titles of the assets and liabilities being transferred prior to year-end of 2019 while the transaction was not closed until April 23, 2020, these pre-transferred assets and liabilities were reclassified on a net basis under the name of “Net assets transferred” as of December 31, 2019 and March 31, 2020. During the three months ended March 31, 2020, the “Net assets transferred” was further impaired in the value due to the ongoing negative impacts from the COVID-19 pandemic and the decline of underlying asset quality.

3. DISCONTINUED OPERATIONS (CONTINUED)

Divestiture of 2C intra-regional business and loan-facilitation related service (continued)

The related assets and liabilities classified as held for sale of 2C intra-regional business and loan facilitation related service as of December 31, 2018 were as follows:

December 31, 2018
RMB
Asset

Restricted cash	1,001,325
Total asset held for sale	1,001,325

Liabilities

Guarantee liabilities	174,828
Deposit for interest collected from consumers and payable to financing partners - current	168,596
Total current liabilities	343,424

Deposit for interest collected from consumers and payable to financing partners - non-current	10,386
Total non-current liabilities	10,386

Total liabilities held for sale	353,810

The cash flow summary of the discontinued operations of 2C intra-regional business and loan facilitation related service were as follows:

	2017	2018	2019
	RMB	RMB	RMB
Net cash used in operating activities	(1,526,122)	(808,893)	(821,185)
Net cash used in investing activities	(2,491)	(4,642)	(187)

Divestiture of 2B business

On March 24, 2020, the Company entered into definitive agreements with 58.com to sell its 2B online used car auction business.

3. DISCONTINUED OPERATIONS (CONTINUED)

Results of the discontinued operations of 2B business were as follows:

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Transaction facilitation revenue	467,583	606,599	283,711	22,426
Cost of revenues	(176,916)	(292,595)	(157,653)	(15,109)
Gross profit	290,667	314,004	126,058	7,317

Operating expenses
Sales and marketing	(264,919)	(187,811)	(120,082)	(22,453)
Research and development	(24,928)	(19,429)	(13,629)	(2,970)
General and administrative	(73,397)	(108,949)	(42,636)	(14,415)
Provision for credit loss	—	—	—	(14,947)
Total operating expenses	(363,244)	(316,189)	(176,347)	(54,785)

Net loss from discontinued operations	(72,577)	(2,185)	(50,289)	(47,468)

Liabilities classified as held for sale of 2B business were as follows:

	December 31, 2018	December 31, 2019	March 31, 2020
	RMB	RMB	RMB
			(Unaudited)
Advance from buyers collected on behalf of sellers	105,456	50,396	89,096
Other payables and accruals	69,232	60,525	53,913
Total liabilities held for sale	174,688	110,921	143,009

The condensed cash flows of the discontinued operations of 2B business were as follows:

				For the three months
	For the year ended December 31,			ended March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Net cash generated from/ (used in) operating activities	27,897	(20,699)	2,338	(34,967)
Net cash (used in)/generated from investing activities	(17,206)	(40,180)	1,159	(25)